Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Cash and cash equivalents	$ 33,418	$ 16,050
Short term investments	59,009	204,510
Client funds on deposit	18,704	17,055
Accounts receivable	217,132	127,363
Project advances	7,577	17,614
Recoverable taxes	4,512	4,014
Other current assets	14,681	11,781
Other financial instruments	17,646	3,206
Current assets	372,679	401,593
Non-current assets [abstract]
Accounts receivable	16,402	14,900
Project advances	0	1,972
Deferred tax assets	15,824	15,472
Other non-current assets	6,586	3,798
Long-term investments	49,216	57,735
Investments in associates	811	911
Property and equipment	32,622	28,185
Intangible assets	700,866	487,012
Other financial instruments	11,101	0
Non-current assets	833,428	609,985
Total assets	1,206,107	1,011,578
Current liabilities [abstract]
Client funds payable	18,704	17,055
Consideration Payable On Acquisition, Current	101,986	59,087
Personnel and related taxes payable	37,269	28,772
Taxes payable	6,440	3,902
Carried interest allocation	31,851	9,352
Current loans	78,518	0
Other financial instruments	21,749	321
Commitment Subject To Possible Redemption	54,053	187,356
Gross obligation under put option	0	81,588
Other liabilities	46,820	10,065
Current liabilities	397,390	397,498
Non-current liabilities [abstract]
Personnel liabilities	787	2,946
Contingent consideration recognised as of acquisition date	121,238	42,853
Carried interest allocation	5,408	22,577
Non-current loans	149,453	0
Gross Obligation Under Put Option, Non Current	18,258	11,338
Other non-current liabilities	18,787	13,024
Deferred tax liabilities	1,774	0
Other financial instruments	2,080	0
Non-current liabilities	317,785	92,738
Total liabilities	715,175	490,236
Equity [abstract]
Capital	15	15
Additional paid-in capital	527,239	500,694
Capital reserves	22,041	2,960
Retained earnings	0	50,831
Cumulative translation adjustment	(68,217)	(12,011)
Equity attributable to the owners of the Company	481,078	542,489
Non-controlling interests	9,854	(21,147)
Equity	490,932	521,342
Total liabilities and equity	$ 1,206,107	$ 1,011,578